INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 14,214	$ 11,767
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	15,785	13,233	$ 15,695
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (1,571)	$ (1,466)	$ (1,309)